Fried, Frank, Harris, Shriver & Jacobson LLP

1001 Pennsylvania Avenue, N.W.

Suite 800

Washington, D.C. 20004

202 • 639 • 7000

Fax • 202 • 639 • 7003

202-639-7078
October 2, 2007	(FAX: 202-639-7003)

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

RE:	Deltek, Inc.
Amendment No. 3 to the Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Deltek, Inc., a Delaware corporation (the “Company”), we are filing the above referenced Amendment No. 3 to the Registration Statement relating to the registration of shares of the Company’s common stock. The filing fee of $6,140.00 has previously been wired to the Commission, Account Number 9108739, Mellon Bank of Pittsburgh, Pennsylvania, ABA No. 043000261.

If you have any questions regarding the attached filing, please call me at 202-639-7078.

Very truly yours,

/s/ Vasiliki B. Tsaganos
Vasiliki B. Tsaganos